Divestitures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals
Goodwill	$ 2,423,783	$ 2,423,783	$ 2,463,352
Goodwill allocated to divested operations	7,750
Western European Business and Other International Business | International Shredding Operations
Significant Acquisitions and Disposals
Proceeds received from sale of assets	26,200	26,200
Portion of sales price being held in escrow	1,500	1,500
Pretax gain on sale of assets, recorded in other (income) expense		6,900
Net of tax gain on sale of assets		10,200
Maximum facility revenue as a percentage of consolidated revenues		1.00%
Goodwill allocated to divested operations		$ 7,750